Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	KOMATSU LTD.
Entity Central Index Key	0000056594
Document Type	20-F
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	967,902,641